ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Aug. 31, 2019	Aug. 31, 2018	Oct. 10, 2017
State of incorporation	Nevada	Nevada
Date of incorporation	Jul. 20, 2017	Jul. 20, 2017
Cash	$ 41,446	$ 18,975	$ 774,468
Business acquisition, cash balance	$ 41,446	$ 18,975	$ 774,468
My Cloudz [Member] | Reverse Merger [Member]
Business acquisition, common stock, shares received				70,000,000
Common stock, shares received				70,000,000
Business acquisition, common shares issued and outstanding, Percentage				57.00%
Common shares issued and outstanding, Percentage				57.00%
Cash				$ 3,972
Business acquisition, cash balance				3,972
Accounts payable				1,105
Business acquisition, accounts payable				1,105
Related party payable				75,907
Business acquisition, related party payable				$ 75,907